Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 321,324	$ 317,923	$ 307,251
United States
Disaggregation of Revenue [Line Items]
Revenue	292,107	287,723	274,391
International
Disaggregation of Revenue [Line Items]
Revenue	$ 29,217	$ 30,200	$ 32,860